Share buy-back plans	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Share buy-back plans
Share buy-back plans

The Bank initially introduced two share buy-back programmes on 1 May 2012 as a means to improve shareholder liquidity and facilitate growth in share value. Each programme was approved by the Board of Directors for a period of 12 months, in accordance with the regulations of the BSX. The BSX must be advised monthly of shares purchased pursuant to each programme.

From time to time the Bank's associates, insiders and insiders' associates as defined by the BSX regulations may sell shares which may result in such shares being repurchased pursuant to each programme, provided no more than any such person's pro-rata share of the listed securities is repurchased. Pursuant to the BSX regulations, all repurchases made by any issuer pursuant to a securities repurchase programme must be made: (1) in the open market and not by private agreement; and (2) for a price not higher than the last independent trade for a round lot of the relevant class of securities. See Note 24: Capital structure, in which certain large one-time share buy-back transactions are described.

Common Share Buy-Back Programme
Effective 1 April 2014, the Board approved, the 2014 common share buy-back programme authorising the purchase for treasury of up to 1.5 million common shares.

On 26 February 2015, the Board approved, with effect from 1 April 2015, the 2015 common share buy-back programme, authorising the purchase for treasury of up to 0.8 million common shares.

On 19 February 2016, the Board approved, with effect from 1 April 2016, the 2016 common share buy-back programme, authorising the purchase for treasury of up to 0.8 million common shares.

	Year ended 31 December
Common share buy-backs	2016	2015	2014	2013	2012	Total
Acquired number of shares (to the nearest 1)	97,053	250,371	856,734	403,848	726,005	2,334,011
Average cost per common share	16.36	19.42	19.86	13.89	12.40	16.31
Total cost (in US dollars)	1,588,189	4,862,248	17,018,412	5,610,907	8,999,061	38,078,817

Preference Share Buy-Back Programme
On 28 April 2014, the Board approved the 2014 preference share buy-back programme, authorising the purchase for cancellation of up to 26,000 preference shares.

On 26 February 2015, the Board approved, with effect from 5 May 2015, the 2015 preference share buy-back programme, authorising the purchase for cancellation of up to 5,000 preference shares.

	Year ended 31 December
Preference share buy-backs	2016	2015	2014	2013	2012	Total
Acquired number of shares (to the nearest 1)	—	183	560	11,972	4,422	17,137
Average cost per preference share	—	1,151.55	1,172.26	1,230.26	1,218.40	1,224.46
Total cost (in US dollars)	—	210,734	656,465	14,728,624	5,387,777	20,983,600